Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Property, Plant and Equipment [Table Text Block]

	December 31,
	2019	2018
Laboratory equipment	$638	$1,035
Furniture and office equipment	119	655
Computers and hardware	303	299
Leasehold improvements	958	1,017
Finance lease right-of-use assets	1,013	—

Total property and equipment	3,031	3,006
Less: accumulated depreciation and amortization	(1,560)	(1,253)

Property and equipment, net	$1,471	$1,753

Property, Plant and Equipment, Useful Life [Table Text Block]

Asset Category	Useful Life (in years)
Laboratory equipment	10
Furniture and office equipment	5 - 10
Computers and hardware	3 - 7
Leasehold improvements	9